PIMCO RAE US Fund Expense Example, No Redemption - PIMCO RAE US Fund - A	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 454
Expense Example, No Redemption, 3 Years	623
Expense Example, No Redemption, 5 Years	807
Expense Example, No Redemption, 10 Years	$ 1,338